PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 26,275	$ 23,312
Interest receivable	2,042	804
Prepaid expenses	26,688	24,863
Inventories	9,013	4,716
Prepaid expenses and other current assets of discontinued operations	2,042	3,734
Other	4,014	4,271
Prepaid expenses and other current assets	$ 70,074	$ 61,700